Mercer US Small/Mid Cap Equity Fund

Schedule of Investments

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 96.8%

	Basic Materials — 2.3%
83,041	Axalta Coating Systems, Ltd.*	2,370,820
41,000	Cabot Corp.	1,840,080
9,100	Celanese Corp. Class A	1,182,454
70,200	Chemours Co. (The)	1,740,258
11,700	Eastman Chemical Co.	1,173,276
275,903	Element Solutions, Inc.	4,891,760
35,772	FMC Corp.	4,111,276
80,900	Huntsman Corp.	2,033,826
56,300	Koppers Holdings, Inc.*	1,754,308
29,453	Quaker Chemical Corp.(a)	7,463,096
17,400	Reliance Steel & Aluminum Co.	2,083,650
90,945	RPM International, Inc.	8,255,987
35,900	Schweitzer-Mauduit International, Inc.	1,443,539
56,300	Steel Dynamics, Inc.	2,075,781

		42,420,111

	Communications — 4.2%
65,100	AMC Networks, Inc. Class A* (a)	2,328,627
69,170	Anaplan, Inc.*	4,969,865
80,500	Cars.com, Inc.*	909,650
165,800	CenturyLink, Inc.	1,616,550
43,400	Ciena Corp.*	2,293,690
193,037	Discovery, Inc. Class C*	5,055,639
214,200	Entercom Communications Corp. Class A(a)	529,074
61,012	ePlus, Inc.*	5,366,005
42,590	Etsy, Inc.*	7,577,187
39,660	F5 Networks, Inc.*	6,977,780
64,400	Gray Television, Inc.*	1,152,116
54,600	Juniper Networks, Inc.	1,229,046
19,336	Liberty Broadband Corp. Class C*	3,062,198
160,890	Liberty Latin America, Ltd. Class A*	1,790,706
281,316	Liberty Latin America, Ltd. Class C*	3,119,795
15,880	Nexstar Media Group, Inc. Class A	1,733,937
12,640	Nice, Ltd., ADR* (a)	3,583,946
91,770	Open Lending Corp. Class A* (a)	3,208,279
9,700	Preformed Line Products Co.	663,868
47,694	Q2 Holdings, Inc.* (a)	6,034,722
113,296	Revolve Group, Inc.* (a)	3,531,436
107,200	TEGNA, Inc.	1,495,440
67,200	ViacomCBS, Inc. Class B	2,503,872
239,401	Vonage Holdings Corp.*	3,082,288
111,260	Yelp, Inc. Class A*	3,634,864

		77,450,580

	Consumer, Cyclical — 15.5%
46,242	Advance Auto Parts, Inc.	7,283,577
22,100	Alaska Air Group, Inc.	1,149,200
62,800	Allison Transmission Holdings, Inc.	2,708,564

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Consumer, Cyclical — continued
83,200	American Axle & Manufacturing Holdings, Inc.*	693,888
425,815	BJ’s Wholesale Club Holdings, Inc.*	15,874,383
58,700	BorgWarner, Inc.	2,268,168
63,955	BRP, Inc.	4,219,751
91,186	Brunswick Corp.	6,952,021
48,200	Buckle, Inc. (The)(a)	1,407,440
40,852	Burlington Stores, Inc.*	10,684,841
261,586	Cannae Holdings, Inc.*	11,580,412
22,200	Capri Holdings, Ltd.*	932,400
41,729	Carter’s, Inc.	3,925,447
19,603	Casey’s General Stores, Inc.	3,501,488
28,084	Cavco Industries, Inc.*	4,927,338
31,908	Columbia Sportswear Co.	2,788,121
39,880	Darden Restaurants, Inc.	4,750,506
50,600	Dick’s Sporting Goods, Inc.	2,844,226
19,000	Dillard’s, Inc. Class A(a)	1,197,950
61,353	Dorman Products, Inc.*	5,326,667
41,100	Ethan Allen Interiors, Inc.	830,631
689,550	Extended Stay America, Inc.	10,212,235
68,596	Five Below, Inc.*	12,002,928
50,595	Floor & Decor Holdings, Inc. Class A*	4,697,746
39,400	Foot Locker, Inc.	1,593,336
22,900	Fox Factory Holding Corp.*	2,420,759
46,522	Freshpet, Inc.*	6,605,659
37,900	Genesco, Inc.*	1,140,411
62,700	GMS, Inc.*	1,911,096
79,900	Goodyear Tire & Rubber Co. (The)	871,709
23,900	Group 1 Automotive, Inc.	3,134,246
45,000	Harley-Davidson, Inc.	1,651,500
41,200	Haverty Furniture Cos., Inc.	1,140,004
59,200	Hawaiian Holdings, Inc.	1,047,840
47,600	Herman Miller, Inc.	1,608,880
51,000	Hibbett Sports, Inc.*	2,355,180
143,500	JetBlue Airways Corp.*	2,086,490
16,828	Johnson Outdoors, Inc. Class A	1,895,338
64,400	Knoll, Inc.	945,392
28,200	Kohl’s Corp.	1,147,458
68,400	La-Z-Boy, Inc.	2,725,056
26,442	LCI Industries	3,428,999
10,200	Lear Corp.	1,622,106
32,250	Lithia Motors, Inc. Class A	9,438,607
252,670	LKQ Corp.*	8,904,091
33,300	MDC Holdings, Inc.	1,618,380
193,080	Meritor, Inc.*	5,388,863
42,600	Methode Electronics, Inc.	1,630,728
53,100	Miller Industries, Inc.	2,018,862
39,068	Modine Manufacturing Co.*	490,694
17,023	MSC Industrial Direct Co., Inc. Class A	1,436,571
116,571	National Vision Holdings, Inc.*	5,279,501

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Consumer, Cyclical — continued
21,000	Nu Skin Enterprises, Inc. Class A	1,147,230
49,220	ODP Corp. (The)	1,442,146
49,771	Polaris, Inc.	4,742,181
26,491	Pool Corp.	9,867,897
43,500	PulteGroup, Inc.	1,875,720
16,900	PVH Corp.	1,586,741
124,300	Sally Beauty Holdings, Inc.*	1,620,872
25,400	ScanSource, Inc.*	670,052
48,000	SiteOne Landscape Supply, Inc.* (a)	7,614,240
66,778	Skechers U.S.A., Inc. Class A*	2,400,001
32,100	SkyWest, Inc.	1,293,951
41,300	Sonic Automotive, Inc. Class A(a)	1,592,941
135,618	Texas Roadhouse, Inc. Class A	10,599,903
47,400	Toll Brothers, Inc.	2,060,478
81,060	Toro Co. (The)	7,687,730
105,600	TRI Pointe Group, Inc.*	1,821,600
53,100	Triton International, Ltd.	2,575,881
46,523	UniFirst Corp.	9,848,454
13,365	Vail Resorts, Inc.	3,728,300
161,374	Wendy’s Co. (The)	3,537,318
17,500	Whirlpool Corp.	3,158,575
13,200	Williams-Sonoma, Inc.	1,344,288
153,954	World Fuel Services Corp.	4,797,207
31,900	Wyndham Destinations, Inc.	1,431,034

		286,742,424

	Consumer, Non-cyclical — 23.9%
162,791	Acadia Healthcare Co., Inc.*	8,181,876
42,564	ACADIA Pharmaceuticals, Inc.*	2,275,471
45,670	Acceleron Pharma, Inc.*	5,843,020
144,100	ACCO Brands Corp.	1,217,645
33,388	Adtalem Global Education, Inc.*	1,133,523
153,527	Amicus Therapeutics, Inc.*	3,544,938
9,692	Argenx SE, ADR*	2,850,320
49,036	Ascendis Pharma AS, ADR*	8,178,224
48,989	Avalara, Inc. *	8,077,796
26,335	Bio-Rad Laboratories, Inc. Class A*	15,351,725
13,919	Bio-Techne Corp.	4,419,978
38,538	Blueprint Medicines Corp.*	4,322,037
137,648	Booz Allen Hamilton Holding Corp. Class A	12,000,153
28,356	Bright Horizons Family Solutions, Inc.*	4,905,304
209,164	Catalent, Inc.*	21,767,698
157,400	Catalyst Pharmaceuticals, Inc.*	525,716
75,300	Central Garden & Pet Co. Class A*	2,735,649
47,871	Charles River Laboratories International, Inc.*	11,961,048
71,073	Chegg, Inc.* (a)	6,420,024
16,790	Chemed Corp.	8,942,522
30,057	ChemoCentryx, Inc.*	1,861,129
26,708	CRA International, Inc.	1,360,238

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Consumer, Non-cyclical — continued
29,400	DaVita, Inc.*	3,451,560
51,700	Deluxe Corp.	1,509,640
15,100	Emergent BioSolutions, Inc.*	1,352,960
28,763	Encompass Health Corp.	2,378,412
39,829	Gartner, Inc.*	6,380,208
144,835	Globus Medical, Inc. Class A*	9,446,139
33,402	Grand Canyon Education, Inc.*	3,110,060
63,661	Grocery Outlet Holding Corp.*	2,498,694
46,699	H&R Block, Inc.	740,646
80,813	Halozyme Therapeutics, Inc.*	3,451,523
18,843	Helen of Troy, Ltd.*	4,186,726
216,963	Horizon Therapeutics Plc*	15,870,843
617,000	Hostess Brands, Inc. Class A*	9,032,880
41,473	ICON Plc, ADR*	8,086,406
92,545	Ingles Markets, Inc. Class A	3,947,970
34,900	Ingredion, Inc.	2,745,583
132,416	Innoviva, Inc.*	1,640,634
20,454	Insperity, Inc.	1,665,365
53,772	Insulet Corp.*	13,745,736
47,970	Integer Holdings Corp.*	3,894,684
264,195	Ironwood Pharmaceuticals, Inc. Class A*	3,009,181
66,064	Jazz Pharmaceuticals Plc*	10,903,863
24,100	JM Smucker Co. (The)	2,785,960
31,739	Lancaster Colony Corp.	5,831,407
50,275	Lannett Co., Inc.* (a)	327,793
63,100	Lantheus Holdings, Inc.*	851,219
22,687	LHC Group, Inc.*	4,839,591
29,127	Magellan Health, Inc.*	2,412,881
27,500	ManpowerGroup, Inc.	2,479,950
9,877	MarketAxess Holdings, Inc.	5,635,421
131,755	MEDNAX, Inc.*	3,233,268
25,162	Molina Healthcare, Inc.*	5,351,454
115,635	Molson Coors Beverage Co. Class B	5,225,546
20,000	Morningstar, Inc.	4,631,400
143,304	Neurocrine Biosciences, Inc.*	13,735,688
233,138	Nielsen Holdings Plc	4,865,590
145,924	Nomad Foods, Ltd.*	3,709,388
36,300	Owens & Minor, Inc.	981,915
38,944	Pacira BioSciences, Inc.*	2,330,409
81,888	Paya Holdings, Inc. Class A*	1,112,039
27,389	Paylocity Holding Corp.*	5,639,669
67,600	Perdoceo Education Corp.*	853,788
69,502	Performance Food Group Co.*	3,308,990
49,600	Pilgrim’s Pride Corp.*	972,656
30,656	PRA Health Sciences, Inc.*	3,845,489
257,680	Premier, Inc. Class A	9,044,568
53,600	Prestige Consumer Healthcare, Inc.*	1,869,032
42,613	PTC Therapeutics, Inc.*	2,600,671
50,310	Quest Diagnostics, Inc.	5,995,443
63,160	Rent-A-Center, Inc.	2,418,396

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Consumer, Non-cyclical — continued
179,541	Ritchie Bros Auctioneers, Inc.	12,487,077
69,169	Rocket Pharmaceuticals, Inc.*	3,793,228
37,300	Sage Therapeutics, Inc.*	3,226,823
29,235	Sarepta Therapeutics, Inc.*	4,984,275
62,800	Select Medical Holdings Corp.*	1,737,048
94,595	Simply Good Foods Co. (The)*	2,966,499
84,200	SpartanNash Co.	1,465,922
74,000	Sprouts Farmers Market, Inc.*	1,487,400
55,407	STERIS Plc	10,501,843
165,914	Syneos Health, Inc.*	11,303,721
98,199	TransUnion	9,743,305
9,000	United Rentals, Inc.*	2,087,190
22,700	United Therapeutics Corp.*	3,445,633
27,300	Universal Corp.	1,327,053
16,000	Universal Health Services, Inc. Class B	2,200,000
118,333	Viad Corp.	4,280,105
31,200	Weis Markets, Inc.	1,491,672
24,290	WEX, Inc.*	4,943,744
53,590	Xencor, Inc.*	2,338,132

		443,626,038

	Energy — 0.9%
16,661	Core Laboratories NV	441,683
42,080	Dril-Quip, Inc.*	1,246,410
209,500	HollyFrontier Corp.	5,415,575
17,419	Murphy USA, Inc.	2,279,624
29,790	National Energy Services Reunited Corp.* (a)	295,815
398,947	Parsley Energy, Inc. Class A	5,665,047
113,268	PBF Energy, Inc. Class A	804,203
190,000	Southwestern Energy Co.*	566,200

		16,714,557

	Financial — 16.8%
82,900	Ally Financial, Inc.	2,956,214
98,328	American Campus Communities, Inc. REIT	4,205,489
183,071	American Equity Investment Life Holding Co.	5,063,744
41,100	American Financial Group, Inc.	3,601,182
253,200	Annaly Capital Management, Inc. REIT	2,139,540
124,900	Ares Capital Corp.(a)	2,109,561
118,259	Ares Management Corp. Class A	5,564,086
30,555	Arthur J. Gallagher & Co.	3,779,959
56,193	Artisan Partners Asset Management, Inc. Class A	2,828,756
155,400	Associated Banc-Corp.	2,649,570
27,870	Assurant, Inc.	3,796,451
65,500	Assured Guaranty, Ltd.	2,062,595
97,258	Atlantic Union Bankshares Corp.	3,203,678
142,160	Axis Capital Holdings, Ltd.	7,163,442
46,900	Bank of NT Butterfield & Son, Ltd. (The)	1,461,404
69,900	BankUnited, Inc.	2,431,122

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Financial — continued
33,800	Berkshire Hills Bancorp, Inc.	578,656
268,222	BlackRock Capital Investment Corp.(a)	721,517
129,000	Braemar Hotels & Resorts, Inc. REIT*	594,690
226,600	Brandywine Realty Trust REIT	2,698,806
80,900	Brixmor Property Group, Inc. REIT	1,338,895
6,897	C&F Financial Corp.	255,948
140,800	Cadence BanCorp Class A	2,311,936
67,515	Cedar Realty Trust, Inc. REIT	683,927
99,300	Chimera Investment Corp. REIT	1,017,825
36,900	CIT Group, Inc.	1,324,710
61,400	Citizens Financial Group, Inc.	2,195,664
170,300	City Office, Inc. REIT	1,663,831
90,782	CNA Financial Corp.	3,536,867
174,000	CNO Financial Group, Inc.	3,868,020
41,900	Comerica, Inc.	2,340,534
65,496	CoreCivic, Inc. REIT	428,999
33,571	CoreSite Realty Corp. REIT	4,205,775
139,600	Diversified Healthcare Trust REIT	575,152
261,083	Easterly Government Properties, Inc. REIT	5,913,530
20,500	eHealth, Inc.*	1,447,505
57,900	Equitable Holdings, Inc.	1,481,661
41,800	Essent Group, Ltd.	1,805,760
245,490	Essential Properties Realty Trust, Inc. REIT	5,204,388
21,700	Federal Agricultural Mortgage Corp. Class C	1,611,225
215,181	Fidelity National Financial, Inc.	8,411,425
94,800	Fifth Third Bancorp	2,613,636
35,500	Financial Institutions, Inc.	798,750
77,700	First Busey Corp.	1,674,435
184,900	First Horizon Corp.	2,359,324
26,080	First Republic Bank	3,831,934
46,200	Flagstar Bancorp, Inc.	1,883,112
238,900	FNB Corp.	2,269,550
196,300	Franklin Street Properties Corp. REIT	857,831
53,026	Gaming and Leisure Properties, Inc. REIT	2,248,302
86,200	GEO Group, Inc. (The) REIT(a)	763,732
82,184	Glacier Bancorp, Inc.	3,781,286
85,200	Global Net Lease, Inc. REIT	1,460,328
29,832	Hamilton Lane, Inc. Class A	2,328,388
47,200	Hancock Whitney Corp.	1,605,744
66,600	Hanmi Financial Corp.	755,244
32,800	Heritage Insurance Holdings, Inc.	332,264
138,200	Hope Bancorp, Inc.	1,507,762
86,500	Horizon Bancorp, Inc.	1,371,890
170,346	Hudson Pacific Properties, Inc. REIT	4,091,711
69,000	Independent Bank Corp.	1,274,430
64,000	Industrial Logistics Properties Trust REIT	1,490,560
39,200	International Bancshares Corp.	1,467,648
94,000	Iron Mountain, Inc. REIT(a)	2,771,120
87,500	Jefferies Financial Group, Inc.	2,152,500
31,959	Jones Lang LaSalle, Inc.*	4,741,757

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Financial — continued
59,429	Kemper Corp.	4,565,930
55,416	Kinsale Capital Group, Inc.	11,090,404
55,520	Lamar Advertising Co. REIT Class A	4,620,374
63,300	Lincoln National Corp.	3,184,623
40,460	LPL Financial Holdings, Inc.	4,216,741
262,500	MFA Financial, Inc. REIT	1,021,125
141,500	MGIC Investment Corp.	1,775,825
36,000	National Health Investors, Inc. REIT	2,490,120
139,500	Navient Corp.	1,369,890
139,400	New Mountain Finance Corp.(a)	1,583,584
190,407	Newmark Group, Inc. Class A	1,388,067
863,168	Oaktree Specialty Lending Corp.	4,807,846
55,083	Office Properties Income Trust REIT	1,251,486
46,100	Omega Healthcare Investors, Inc. REIT	1,674,352
49,693	Pacific Premier Bancorp, Inc.	1,556,882
80,000	PennyMac Mortgage Investment Trust REIT	1,407,200
278,368	Physicians Realty Trust REIT	4,954,950
97,400	Piedmont Office Realty Trust, Inc. REIT Class A	1,580,802
102,788	Pinnacle Financial Partners, Inc.	6,619,547
48,633	Piper Sandler Cos.	4,907,070
25,500	Popular, Inc.	1,436,160
75,567	Preferred Apartment Communities, Inc. REIT Class A	559,196
18,000	Preferred Bank	908,460
255,300	Prospect Capital Corp.(a)	1,381,173
127,300	Radian Group, Inc.	2,577,825
132,600	Regions Financial Corp.	2,137,512
17,000	Reinsurance Group of America, Inc. Class A	1,970,300
83,500	Retail Properties of America, Inc. REIT Class A	714,760
6,493	Retail Value, Inc. REIT	96,551
18,992	RLI Corp.	1,978,017
143,600	Sabra Health Care REIT, Inc.	2,494,332
37,800	Sandy Spring Bancorp, Inc.	1,216,782
59,600	Service Properties Trust REIT	684,804
47,731	Signature Bank	6,457,527
81,300	SITE Centers Corp. REIT	822,756
509,236	Summit Hotel Properties, Inc. REIT	4,588,216
49,844	Sun Communities, Inc. REIT	7,573,796
96,263	Tanger Factory Outlet Centers, Inc. REIT(a)	958,779
152,503	TCF Financial Corp.	5,645,661
72,400	Universal Insurance Holdings, Inc.	1,093,964
110,400	Unum Group	2,532,576
62,800	VEREIT, Inc. REIT	2,373,212
21,550	Victory Capital Holdings, Inc. Class A	534,655
146,602	Voya Financial, Inc.	8,621,664
16,500	Walker & Dunlop, Inc.	1,518,330
130,166	Western Alliance Bancorp	7,803,452
73,600	Western Union Co. (The)	1,614,784
10,934	White Mountains Insurance Group, Ltd.	10,941,216
51,600	Zions Bancorp NA	2,241,504

		311,212,059

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Government — 0.1%
62,217	Banco Latinoamericano de Comercio Exterior SA	984,895

	Industrial — 17.0%
21,300	Acuity Brands, Inc.	2,579,217
140,325	Advanced Drainage Systems, Inc.	11,728,364
50,992	Advanced Energy Industries, Inc.*	4,944,694
31,100	AGCO Corp.	3,206,099
397,002	Air Transport Services Group, Inc.*	12,442,043
42,100	Apogee Enterprises, Inc.	1,333,728
45,131	AptarGroup, Inc.	6,177,983
130,960	Argan, Inc.	5,826,410
84,735	Armstrong World Industries, Inc.	6,303,437
20,000	Arrow Electronics, Inc.*	1,946,000
188,860	Atkore International Group, Inc.*	7,764,035
34,700	Atlas Air Worldwide Holdings, Inc.*	1,892,538
44,366	Axon Enterprise, Inc.*	5,436,166
69,380	AZEK Co., Inc. (The) Class A*	2,667,661
45,300	Benchmark Electronics, Inc.	1,223,553
32,230	Berry Global Group, Inc.*	1,811,004
76,700	Builders FirstSource, Inc.*	3,130,127
77,787	Cognex Corp.	6,245,129
55,293	Colfax Corp.*	2,114,404
117,537	Comfort Systems USA, Inc.	6,189,498
28,700	Crane Co.	2,228,842
53,064	Eagle Materials, Inc.	5,378,036
39,923	ESCO Technologies, Inc.	4,120,852
102,189	Exponent, Inc.	9,200,076
150,705	Federal Signal Corp.	4,998,885
56,671	FLIR Systems, Inc.	2,483,890
24,305	Generac Holdings, Inc.*	5,527,200
121,084	Gibraltar Industries, Inc.*	8,710,783
79,873	Graco, Inc.	5,778,812
557,566	GrafTech International, Ltd.	5,943,654
58,200	Greif, Inc. Class A	2,728,416
220,153	Harsco Corp.*	3,958,351
30,534	HEICO Corp.	4,042,702
32,500	HEICO Corp. Class A	3,804,450
92,235	Hexcel Corp.	4,472,475
44,828	Huntington Ingalls Industries, Inc.	7,642,277
21,810	IDEX Corp.	4,344,552
290,042	Ingersoll Rand, Inc.*	13,214,314
74,400	Jabil, Inc.	3,164,232
89,893	KBR, Inc.	2,780,390
23,831	Landstar System, Inc.	3,209,082
36,930	Lincoln Electric Holdings, Inc.	4,293,113
22,064	Masonite International Corp.*	2,169,774
38,100	MasTec, Inc.*	2,597,658
42,300	Matthews International Corp. Class A	1,243,620
66,400	MDU Resources Group, Inc.	1,748,976
31,900	Moog, Inc. Class A	2,529,670

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Industrial — continued
36,726	Nordson Corp.	7,380,090
91,269	nVent Electric Plc	2,125,655
128,400	O-I Glass, Inc.	1,527,960
15,435	Old Dominion Freight Line, Inc.	3,012,603
31,300	Oshkosh Corp.	2,693,991
15,500	OSI Systems, Inc.*	1,444,910
26,500	Owens Corning	2,007,640
71,100	Primoris Services Corp.	1,963,071
42,436	RBC Bearings, Inc.*	7,597,741
11,600	Regal Beloit Corp.	1,424,596
43,100	Sanmina Corp.*	1,374,459
136,400	Schneider National, Inc. Class B	2,823,480
92,660	Sensata Technologies Holding Plc*	4,886,888
73,400	Silgan Holdings, Inc.	2,721,672
41,500	SMART Global Holdings, Inc.*	1,561,645
12,200	Snap-on, Inc.	2,087,908
17,900	SYNNEX Corp.	1,457,776
12,745	Teledyne Technologies, Inc.*	4,995,785
28,218	Tetra Tech, Inc.	3,267,080
43,900	Textron, Inc.	2,121,687
27,700	Timken Co. (The)	2,142,872
35,400	TopBuild Corp.*	6,516,432
129,252	Trex Co., Inc.*	10,820,977
57,175	TriMas Corp.*	1,810,732
79,633	Trimble, Inc.*	5,317,095
35,000	Trinseo SA	1,792,350
107,400	TTM Technologies, Inc.*	1,481,583
81,767	Universal Logistics Holdings, Inc.	1,683,583
88,078	US Ecology, Inc.	3,199,874
82,300	Vishay Intertechnology, Inc.	1,704,433
65,900	Westrock Co.	2,868,627

		315,092,367

	Technology — 14.9%
68,018	1Life Healthcare, Inc.* (a)	2,968,986
66,196	ACI Worldwide, Inc.*	2,543,912
33,080	Alteryx, Inc. Class A* (a)	4,028,813
30,600	Amdocs, Ltd.	2,170,458
177,100	Amkor Technology, Inc.*	2,670,668
409,231	Avaya Holdings Corp.*	7,836,774
127,532	Black Knight, Inc.*	11,267,452
41,663	Blackline, Inc.*	5,557,011
28,122	Broadridge Financial Solutions, Inc.	4,308,290
113,520	CDK Global, Inc.	5,883,742
87,540	Cerence, Inc.* (a)	8,796,019
39,090	Ceridian HCM Holding, Inc.*	4,165,430
38,610	Cirrus Logic, Inc.*	3,173,742
13,206	Concentrix Corp.*	1,303,432
43,800	CSG Systems International, Inc.	1,974,066

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Technology — continued
86,350	Cubic Corp.	5,357,154
2,314	Diodes, Inc.*	163,137
126,815	DXC Technology Co.	3,265,486
60,100	Ebix, Inc.(a)	2,281,997
82,100	Entegris, Inc.	7,889,810
46,727	Envestnet, Inc.*	3,845,165
38,709	EPAM Systems, Inc.*	13,871,370
32,794	Five9, Inc.*	5,719,274
43,940	Fortinet, Inc.*	6,526,408
50,658	HubSpot, Inc.*	20,082,858
19,500	Insight Enterprises, Inc.*	1,483,755
32,400	j2 Global, Inc.*	3,165,156
48,040	Lumentum Holdings, Inc.*	4,554,192
106,886	MaxLinear, Inc.*	4,081,976
67,078	MKS Instruments, Inc.	10,091,885
16,763	Monolithic Power Systems, Inc.	6,139,114
269,301	NCR Corp.* (a)	10,117,639
40,402	Nova Measuring Instruments, Ltd.* (a)	2,852,381
161,200	ON Semiconductor Corp.*	5,276,076
30,778	Pegasystems, Inc.	4,101,476
193,778	Perspecta, Inc.	4,666,174
127,400	Pitney Bowes, Inc.	784,784
50,232	Power Integrations, Inc.	4,111,992
90,197	Rapid7, Inc.*	8,132,162
72,220	RealPage, Inc.*	6,300,473
47,100	Science Applications International Corp.	4,457,544
47,300	Seagate Technology Plc	2,940,168
63,150	Semtech Corp.*	4,552,484
83,104	Silicon Laboratories, Inc.*	10,582,463
98,874	Smartsheet, Inc. Class A*	6,850,979
142,499	SVMK, Inc.*	3,640,849
38,800	Sykes Enterprises, Inc.*	1,461,596
105,480	Tenable Holdings, Inc.*	5,512,385
9,465	Tyler Technologies, Inc.*	4,131,662
45,300	Ultra Clean Holdings, Inc.*	1,411,095
64,300	Xerox Holdings Corp.	1,491,117
28,275	Zebra Technologies Corp. Class A*	10,866,931
522,120	Zynga, Inc. Class A*	5,153,324

		276,563,286

	Utilities — 1.2%
58,868	IDACORP, Inc.	5,653,094
48,700	National Fuel Gas Co.	2,003,031
108,100	NRG Energy, Inc.	4,059,155
59,406	OGE Energy Corp.	1,892,675
98,930	Portland General Electric Co.	4,231,236
200,600	Vistra Corp.	3,943,796

		21,782,987

	TOTAL COMMON STOCKS (COST $1,425,354,592)	1,792,589,304

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Par Value ($)		Description	Value ($)

		SHORT-TERM INVESTMENT — 0.8%

		Mutual Fund - Securities Lending Collateral — 0.8%
15,816,308		State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(b) (c)	15,816,308

		TOTAL SHORT-TERM INVESTMENT (COST $15,816,308)	15,816,308

		TOTAL INVESTMENTS — 97.6% (Cost $1,441,170,900)	1,808,405,612

		Other Assets and Liabilities (net) — 2.4%	44,274,135

		NET ASSETS — 100.0%	$1,852,679,747

		Notes to Schedule of Investments:

	*	Non-income producing security.

	(a)	All or a portion of this security is out on loan.

	(b)	The rate disclosed is the 7-day net yield as of December 31, 2020.

	(c)	Represents an investment of securities lending cash collateral.

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
152	Russell 2000 E-mini Index	Mar 2021	$15,008,480	$112,098
53	S&P Mid 400 E-mini Index	Mar 2021	12,208,550	141,284

				$253,382

Other Abbreviations

ADR	— American Depository Receipt
REIT	— Real Estate Investment Trust

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Common Stocks	96.8
Futures Contracts	0.0	*
Short-Term Investment	0.8
Other Assets and Liabilities (net)	2.4

	100.0%

* Amount rounds to zero.

See accompanying Notes to the Schedule of Investments.